UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     P. SCHOENFELD ASSET MANAGEMENT LP
Address:  1350 Avenue of the Americas, 21st Floor
          New York, NY 10019

Form 13F File Number: 28-6394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Dhananjay Pai
Title:     Chief Operating Officer
Phone:     (212) 649-9500

Signature, Place, and Date of Signing:


/s/ Dhananjay Pai   New York, New York   November 14, 2012
-----------------   ------------------   -----------------
[Signature]         [City, State]        [Date]



Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 56

Form 13F Information Table Value Total:           $944,201
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     5315    72300 SH       SOLE                  72300        0        0
D AMERICAN INTL GROUP INC        COM NEW          026874784    34468  1051178 SH       SOLE                1051178        0        0
D AMERICAN TOWER CORP NEW        COM              03027X100     2059    28838 SH       SOLE                  28838        0        0
D AMERIGROUP CORP                COM              03073T102    35194   384933 SH       SOLE                 384933        0        0
D ARCH COAL INC                  COM              039380100     3810   600000 SH  CALL SOLE                 600000        0        0
D ARIBA INC                      COM NEW          04033V203    44403   991139 SH       SOLE                 991139        0        0
D ASIAINFO-LINKAGE INC           COM              04518A104    15281  1304940 SH       SOLE                1304940        0        0
D ASIAINFO-LINKAGE INC           COM              04518A104     2375   202800 SH  CALL SOLE                 202800        0        0
D AUTHENTEC INC                  COM              052660107     2082   259777 SH       SOLE                 259777        0        0
D BOSTON PROPERTIES INC          COM              101121101     3359    30368 SH       SOLE                  30368        0        0
D BRE PROPERTIES INC             CL A             05564E106     1266    27000 SH       SOLE                  27000        0        0
D CLEARWIRE CORP NEW             CL A             18538Q105     3383  2524376 SH       SOLE                2524376        0        0
D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     2334   379524 SH       SOLE                 379524        0        0
D COOPER INDUSTRIES PLC          SHS              G24140108   103958  1385000 SH       SOLE                1385000        0        0
D CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    10080   301346 SH       SOLE                 301346        0        0
D COVENTRY HEALTH CARE INC       COM              222862104    20845   500000 SH       SOLE                 500000        0        0
D CROWN CASTLE INTL CORP         COM              228227104     3705    57800 SH       SOLE                  57800        0        0
D DISH NETWORK CORP              CL A             25470M109    10243   334628 SH       SOLE                 334628        0        0
D ENERNOC INC                    COM              292764107     3570   275000 SH       SOLE                 275000        0        0
D ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E 29380T600     2371    80921 SH       SOLE                  80921        0        0
D EQUITY LIFESTYLE PPTYS INC     COM              29472R108     6383    93700 SH       SOLE                  93700        0        0
D EQUITY RESIDENTIAL             SH BEN INT       29476L107     1323    23000 SH       SOLE                  23000        0        0
D FUSHI COPPERWELD INC           COM              36113E107     2273   250000 SH       SOLE                 250000        0        0
D GARDNER DENVER INC             COM              365558105    11290   186885 SH       SOLE                 186885        0        0
D GAYLORD ENTMT CO NEW           COM              367905106     4941   125000 SH       SOLE                 125000        0        0
D GEOEYE INC                     COM              37250W108     3116   117903 SH       SOLE                 117903        0        0
D HEWLETT PACKARD CO             COM              428236103    17228  1009863 SH       SOLE                1009863        0        0
D HIGHWOODS PPTYS INC            COM              431284108     3872   118685 SH       SOLE                 118685        0        0
D HOME PROPERTIES INC            COM              437306103     3931    64153 SH       SOLE                  64153        0        0
D ISHARES TR                     DJ US REAL EST   464287739    15814   245600 SH  PUT  SOLE                 245600        0        0
D KENEXA CORP                    COM              488879107    11458   250000 SH       SOLE                 250000        0        0
D KIMCO RLTY CORP                COM              49446R109     3405   168000 SH       SOLE                 168000        0        0
D KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    29410   384945 SH       SOLE                 384945        0        0
D LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    80406   772540 SH       SOLE                 772540        0        0
D MCGRAW HILL COS INC            COM              580645109    19603   359100 SH       SOLE                 359100        0        0
D MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309    10818   250000 SH       SOLE                 250000        0        0
D MID-AMER APT CMNTYS INC        COM              59522J103     2416    37000 SH       SOLE                  37000        0        0
D NEXEN INC                      COM              65334H102    74140  2925799 SH       SOLE                2925799        0        0
D NEXEN INC                      COM              65334H102     5068   200000 SH  CALL SOLE                 200000        0        0
D PUBLIC STORAGE                 COM              74460D109     5943    42700 SH       SOLE                  42700        0        0
D RAILAMERICA INC                COM              750753402      769    28000 SH  PUT  SOLE                  28000        0        0
D SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     1500  5000000 PRN      SOLE                5000000        0        0
D SAVIENT PHARMACEUTICALS INC    COM              80517Q100     2662  1064727 SH       SOLE                1064727        0        0
D SHAW GROUP INC                 COM              820280105    37466   858921 SH       SOLE                 858921        0        0
D SPDR S&P 500 ETF TR            TR UNIT          78462F103    26195   182000 SH  PUT  SOLE                 182000        0        0
D STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1333    23000 SH       SOLE                  23000        0        0
D SUNRISE SENIOR LIVING INC      COM              86768K106    17838  1250000 SH       SOLE                1250000        0        0
D SUNSTONE HOTEL INVS INC NEW    COM              867892101     1425   129500 SH       SOLE                 129500        0        0
D SYMANTEC CORP                  COM              871503108    20103  1118374 SH       SOLE                1118374        0        0
D SYMANTEC CORP                  COM              871503108     1823   101400 SH  CALL SOLE                 101400        0        0
D TRONOX LTD                     SHS CL A         Q9235V101     4530   200000 SH       SOLE                 200000        0        0
D TYCO INTERNATIONAL LTD         SHS              H89128104    18341   326000 SH       SOLE                 326000        0        0
D VERINT SYS INC                 COM              92343X100    20443   745010 SH       SOLE                 745010        0        0
D VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     7968   279569 SH       SOLE                 279569        0        0
D YAHOO INC                      COM              984332106    27965  1750000 SH  PUT  SOLE                1750000        0        0
D YAHOO INC                      COM              984332106   130904  8194329 SH       SOLE                8194329        0        0
S REPORT SUMMARY                 56 DATA RECORDS              944201        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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